Flexible Payment Variable Annuity
(Fee Based Account A)
Issued by The Northwestern Mutual Life Insurance Company through
NML Variable Annuity Account A (the “Separate Account”)
Updating Summary Prospectus
May 1, 2026
This Summary Prospectus summarizes key features of the individual flexible payment deferred variable annuity contract (the “ Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value through variable and/or fixed options.
The Prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current Prospectus and other information about the Contract, including the annual and semi-annual reports for your underlying Portfolios, online at www.nmprospectus.com. You can also obtain this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com.
Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at www.Investor.gov.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this summary prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” (“AUV”) means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay under a variable income plan or a fixed income plan during the annuitization phase of the Contract.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary— A person who receives payments under the Contract pursuant to an Income Plan or upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Company—The Northwestern Mutual Life Insurance Company
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to the Guaranteed Account(s), plus credited interest; less (3) any applicable fees and amounts withdrawn or transferred from any Guaranteed Account(s).
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract generally through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments must cease and Annuity Payments become payable. The maximum Maturity Date is stated on the specifications page of the Contract and may not be changed.
Northwestern Mutual—The Northwestern Mutual Life Insurance Company
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Account A (Fee Based) Prospectus

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Prospectus—The full statutory prospectus for the Contract.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution (“RMD”)—A minimum amount that the federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets that, although belonging to the Company, are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Summary Prospectus—The summary version of the Contract, which summarizes key information found in the Prospectus for the Contract.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Account A (Fee Based) Prospectus

Updated Information About Your Contract
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated July 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract .

Certain charges in the Annual Portfolio Operating Expenses table have been updated to reflect current minimum and maximum total operating expenses for the portfolios as follows:
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2025 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.

Appendix A – Investment Options Available Under the Contract has been updated to reflect the following changes to the available Portfolios and the addition of a fixed investment options section:
Portfolio & Trust Name Changes
The name of the Sustainable Equity Portfolio has changed to “Quality Equity Portfolio”.
The name of the Active/Passive All Equity Portfolio has changed to “Active/Passive Very Aggressive Portfolio”.
The name of the Commodity Return Strategy Portfolio has changed to “Cantor Fitzgerald Commodity Return Strategy Portfolio” and the name of the Portfolio’s trust has changed from “Credit Suisse Trust” to “Cantor Fitzgerald Variable Insurance Trust”.
Investment Adviser and Sub-Adviser Changes
Putnam Investment Management, LLC has replaced Delaware Investments Fund Advisers as the sub-adviser for the Domestic Equity Portfolio.
O’Connor Alternative Investments, LLC has replaced UBS Asset Management (Americas) LLC as the investment adviser for the Cantor Fitzgerald Commodity Return Strategy Portfolio.
Portfolio Expenses Change
The Current Expenses for the Emerging Markets Equity Portfolio (as set forth on Appendix A hereto) have changed from 0.89% to 0.79%.
Fixed Investment Options
A new section entitled “Fixed Account Investment Options Available Under the Contract” describing the fixed investment options, including their respective terms and minimum guaranteed interest rates, has been added to Appendix A.
Account A (Fee Based) Prospectus

Important Information You Should Consider About the Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Cross-Reference(s) to Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.			Fee and Expense Tables – Contract Fees and Expenses
Are There Transaction Charges?	Yes. You may be charged for other transactions, such as tax-related charges, as well as charges for expedited delivery or wire transfers.			Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
The fees and expenses do not reflect any advisory fees paid to your Investment
Professional from Contract Value or other assets of the owner. If such charges were reflected, the fees and expenses would be higher. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract	0.32%[1]	0.32%[1]
	Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.50%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2025. [2] As a percentage of Portfolio assets. [3] As a percentage of the entire benefit.
Account A (Fee Based) Prospectus

	FEES, EXPENSES, AND ADJUSTMENTS		Cross-Reference(s) to Location in Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

	LOWEST ANNUAL COST $440[1]	HIGHEST ANNUAL COST $3,765[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges or advisory
fees
●No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.		The Investment Options
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Investment Options – Fixed Options The Contract – Generally
What Are the Risks Associated with the Investment Options?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options ( Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options before making an investment decision.

The Investment Options
What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks related to the Insurance
Company ( Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about
Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
The Company
Account A (Fee Based) Prospectus

	RESTRICTIONS	Cross-Reference(s) to Location in Prospectus
Are There Restrictions on the Investment Options?
Yes. Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations.

Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.

Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract –Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)

Are There Any Restrictions on Contract Benefits?
Yes. Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.

If you elect to withdraw the advisory fee from your Contract Value, the withdrawal will reduce the death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions)
will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a portion of the asset-based fee paid by the client, and Northwestern Mutual may share revenue it earns on the Contract with its affiliated broker-dealer.
These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information –The Distributor
Should I Exchange My Contract?
Some financial representatives may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Additional Information –The Distributor
Account A (Fee Based) Prospectus

Appendix A - Investment Options Available Under the Contract
Portfolios Available Under the Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Account A (Fee Based) Prospectus

Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Account A (Fee Based) Prospectus

Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[6]	O’Connor Alternative Investments, LLC [7]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[8] (formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	7.99%	12.14%	10.82%
Account A (Fee Based) Prospectus

Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.56%	23.36%	16.83%	23.76%
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	0.98%[1]	18.47%	9.53%	9.23%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser.
Account A (Fee Based) Prospectus

3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
A series of American Funds Insurance Series®.
5
The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.
6
A series of Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”).
7
Effective March 31, 2026, O’Connor Alternative Investments, LLC succeeded UBS Asset Management (Americas) LLC as the Portfolio’s investment adviser.
8
A series of Columbia Funds Variable Insurance Trust.
9
The Fidelity® VIP Contrafund® Portfolio is a series of Variable Insurance Products Fund II. The Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Value Strategies Portfolio are each a series of Variable Insurance Products Fund III. The Fidelity® VIP Health Care Portfolio and Fidelity® VIP Technology Portfolio are each a series of Variable Insurance Products Fund IV. The Fidelity® VIP Bond Index Portfolio is a series of Variable Insurance Products Fund V.
10
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
11
A series of John Hancock Variable Insurance Trust.
12
A series of Neuberger Berman Advisers Management Trust.
13
A series of Russell Investment Funds.
14
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Fixed Account Investment Options Available Under the Contract
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with notice before doing so. See “The Investment Options - Fixed Option(s)” above for more information.
Name	Term	Minimum Guaranteed Interest Rate
Guaranteed Interest Fund	1 Year	0.50%
Account A (Fee Based) Prospectus

Additional Information
More information about the Contract and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Summary Prospectus and the Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, send a written request to Northwestern Mutual, Risk Products Department, Room T10, 720 East Wisconsin Avenue, Milwaukee, WI 53202 or call us at (866) 910-1232. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This Summary Prospectus incorporates by reference the Prospectus for the Contract and the SAI, both dated May 1, 2026, as amended or supplemented.

Edgar Contract Identifier C000034305
Account A (Fee Based) Prospectus